Expense Example, No Redemption - FidelityWomensLeadershipFund-AMCIZPRO - FidelityWomensLeadershipFund-AMCIZPRO - Fidelity Women's Leadership Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Women's Leadership Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Women's Leadership Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Women's Leadership Fund - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Women's Leadership Fund - Class A
Expense Example, No Redemption:
1 Year	670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Women's Leadership Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	$ 1,853